Dividend Payable (Tables)	12 Months Ended
Sep. 30, 2016
Dividend Payable [Abstract]
Schedule of dividend payable
	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Dividend due to shareholders	$775	$812
	$775	$812